PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Equipment And Leasehold Improvements Details
Furniture	$ 53,790	$ 53,790	$ 31,539
Equipment	2,403,245	2,367,605	26,022
Leasehold improvements	3,475,814	3,468,243	10,400
Subtotal	5,932,849	5,889,638	67,961
Less accumulated depreciation	(591,978)	(442,895)	(46,592)
Total	$ 5,340,871	$ 5,446,743	$ 21,369